Supplemental Cash Flow Information (Tables)	9 Months Ended
Sep. 30, 2018
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of Changes in Working Capital

Changes in working capital for the nine months period ended September 30, 2018 and 2017 are as follows:

	September 30, 2018	September 30, 2017
Decrease (increase) in accounts receivables	54	(116)
Decrease in prepaid expenses	20	67
(Decrease) increase in trade payables and accrued liabilities	123	1,510
Total changes in working capital	197	1,461